Taxes on Income (Details) - Schedule of Income (Loss) Before Taxes on Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income (Loss) Before Taxes on Income [Abstract]
Domestic	$ 1,990	$ 1,276	$ 389
Foreign	19	6	23
Income (loss) before taxes on income	$ 2,009	$ 1,282	$ 412